Other Income and Expenses Recognized in Statement of Profit and Loss - Summary of Other Operating Income (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)		Dec. 31, 2016 CNY (¥)
Disclosure Of Information On Income Statement [line items]
Interest income	$ 22,009	¥ 147,244	¥ 105,421		¥ 56,983
Dividend income from quoted equity securities	298	1,992	2,532	[1]	943	[1]
Gain on disposal of joint venture			107,976	[1]
Gain on disposal of property, plant and equipment	1,321	8,835
Government grants	4,819	32,237			41,515
Fair value gain on foreign exchange forward contract	677	4,529
Write-back of trade and other payables			29	[1]
Foreign exchange gain, net	160	1,071
Others	1,379	9,235			18,513
Other operating income	$ 30,663	¥ 205,143	532,117	[1]	¥ 117,954	[1]
Restated [member]
Disclosure Of Information On Income Statement [line items]
Interest income			105,421
Dividend income from quoted equity securities			2,532
Gain on disposal of associate			199
Gain on disposal of joint venture			107,976
Gain on disposal of property, plant and equipment			11,668
Gain on disposal of subsidiaries			216,115
Government grants			34,337
Fair value gain on quoted equity securities			12,768
Write-back of trade and other payables			29
Foreign exchange gain, net			30,943
Others			10,129
Other operating income			¥ 532,117

[1]	Restated